UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2007

Check here if Amendment [ ]; Amendment Number:
                                               ---------
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Perceptive Advisors LLC
Address:       850 Third Avenue, 21st Floor
               New York, NY 10022

Form 13F File Number: 28-10438

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:        Joseph Edelman
Title:       Managing Member
Phone:       212-848-0677

Signature, Place, and Date of Signing:

/s/ Joseph Edelman             New York, NY                  11/14/07
------------------             ------------                  --------
     [Signature]               [City, State]                  [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)


                              TYPE OF                    VALUE     SHRS/    SH/ PUT/  INVSTMNT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                CLASS            CUSIP     (x$1000)  PRN AMT  PRN CALL  DSCRTN    MANAGER   SOLE    SHARED    NONE
-----------------------------------------------------------------------------------------------------------------------------------
AMAG PHARMACEUTICALS INC      COM              00163U106   1,390     24,300 CALL      SOLE      N/A       24,300
AMAG PHARMACEUTICALS INC      COM              00163U106   1,716      5,700 SH        SOLE      N/A        5,700
ATS MED INC                   COM              002083103   3,305  1,825,962 SH        SOLE      N/A    1,825,962
ACCURAY INC                   COM              004397105   2,790    159,800 SH        SOLE      N/A      159,800
ALKERMES INC                  COM              01642T108   2,248    122,200 SH        SOLE      N/A      122,200
ALNYLAM PHARMACEUTICALS INC   COM              02043Q107       3         92 SH        SOLE      N/A           92
ALTAIR NANOTECHNOLOGIES INC   COM              021373105     197     60,000 SH        SOLE      N/A       60,000
AMICUS THERAPEUTICS INC       COM              03152W109   1,257     75,200 SH        SOLE      N/A       75,200
ANTIGENICS INC DEL            COM              037032109      71     30,000 SH        SOLE      N/A       30,000
ARQULE INC                    COM              04269e107   2,386    334,663 SH        SOLE      N/A      334,663
ARRAY BIOPHARMA INC           COM              04269X105   1,583    141,000 SH        SOLE      N/A      141,000
ATHEROGENICS INC              COM              047439104   1,971  1,187,500 CALL      SOLE      N/A    1,187,500
ATHEROGENICS INC              COM              047439104       3      1,800 PUT       SOLE      N/A        1,800
ATHEROGENICS INC              COM              047439104     243    198,857 SH        SOLE      N/A      198,857
AVANIR PHARMACEUTICALS        CL A NEW         05348P401      75     35,000 SH        SOLE      N/A       35,000
AVIGEN INC                    COM              053690103   3,633    672,766 SH        SOLE      N/A      672,766
BAUSCH & LOMB INC             COM              071707103     678     10,600 SH        SOLE      N/A       10,600
BIOCRYST PHARMACEUTICALS      COM              09058V103   3,393    470,000 CALL      SOLE      N/A      470,000
BIOENVISION INC               COM              09059N100  33,195  6,287,000 SH        SOLE      N/A    6,287,000
BIONOVO INC                   COM              090643107      39     10,000 SH        SOLE      N/A       10,000
BRISTOL MYERS SQUIBB CO       COM              110122108   3,355    116,400 CALL      SOLE      N/A      116,400
CV THERAPEUTICS INC           COM              126667104   1,688    188,000 CALL      SOLE      N/A      188,000
CV THERAPEUTICS INC           COM              126667104   1,711    190,500 SH        SOLE      N/A      190,500
CARDIOME PHARMA CORP          COM NEW          14159U202   1,308    139,000 SH        SOLE      N/A      139,000
CELGENE CORP                  COM              151020104  33,730    473,011 SH        SOLE      N/A      473,011
CEPHALON INC                  COM              156708109  25,746    352,400 SH        SOLE      N/A      352,400
CHELSEA THERAPEUTICS INTL LT  COM              163428105     561     83,828 SH        SOLE      N/A       83,828
COLUMBIA LABS INC             COM              197779101     108     41,567 SH        SOLE      N/A       41,567
COMMUNITY HEALTH SYS INC NEW  COM              203668108   2,987     95,000 SH        SOLE      N/A       95,000
CUBIST PHARMACEUTICALS INC    COM              229678107   5,561    263,200 SH        SOLE      N/A      263,200
CURAGEN CORP                  NOTE  4.000% 2/1 23126RAE1   1,950  3,000,000 PRN       SOLE      N/A                       3,000,000
CYBERONICS INC                COM              23251P102   2,621    188,000 CALL      SOLE      N/A      188,000
CYCLACEL PHARMACEUTICALS INC  COM              23254L108     627    112,500 SH        SOLE      N/A      112,500
CYPRESS BIOSCIENCES INC       COM PAR $.02     232674507   2,574    188,000 CALL      SOLE      N/A      188,000
CYTOGEN CORP                  COM NEW          232824300      82    103,840 SH        SOLE      N/A      103,840
CYTOGEN CORP                  COM NEW          232824300      75     95,000 SH        SOLE      N/A       95,000
CYTYC CORP                    COM              232946103   9,227    193,640 SH        SOLE      N/A      193,640


DELCATH SYS INC               COM              24661P104      36     10,000 SH        SOLE      N/A       10,000
DENDREON CORP                 COM              24823Q107   2,778    589,300 SH        SOLE      N/A      589,300
ELAN PLC                      ADR              284131208       8        360 SH        SOLE      N/A          360
EXELIXIS INC                  COM              30161Q104   1,991    188,000 SH        SOLE      N/A      188,000
FOXHOLLOW TECHNOLOGIES INC    COM              35166A103     264     10,000 SH        SOLE      N/A       10,000
GEN-PROBE INC NEW             COM              36866T103   3,071     46,129 SH        SOLE      N/A       46,129
GENENTECH INC                 COM NEW          368710406   7,674     98,355 SH        SOLE      N/A       98,355
GENITOPE CORP                 COM              37229P507     842    188,000 CALL      SOLE      N/A      188,000
GENTIUM S P A                 SPONSORED ADR    37250B104     115      5,000 SH        SOLE      N/A        5,000
GENZYME CORP                  COM              372917104  34,748    560,816 SH        SOLE      N/A      560,816
GILEAD SCIENCES INC           COM              375558103  33,039    808,400 SH        SOLE      N/A      808,400
HEALTH CARE REIT INC          COM              42217K106   2,721     61,500 SH        SOLE      N/A       61,500
HEARUSA INC                   COM NEW          422360305     902    564,000 SH        SOLE      N/A      564,000
HELICOS BIOSCIENCES CORP      COM              42326R109     661     76,000 SH        SOLE      N/A       76,000
HI-TECH PHARMACAL INC         COM              42840B101   1,564    131,788 SH        SOLE      N/A      131,788
HOLOGIC INC                   COM              436440101   4,985     81,728 SH        SOLE      N/A       81,728
HUMAN GENOME SCIENCES INC     NOTE  2.250% 8/1 444903AM0   4,558  5,300,000 PRN       SOLE      N/A                       5,300,000
HUMAN GENOME SCIENCES INC     COM              444903108   2,031    197,395 SH        SOLE      N/A      197,395
IMCLONE SYS INC               COM              45245W109     389      9,400 SH        SOLE      N/A        9,400
IMMUNOGEN INC                 COM              45253H101   1,141    245,330 SH        SOLE      N/A      245,330
IMMUNOMEDICS INC              COM              452907108   1,191    520,000 CALL      SOLE      N/A      520,000
INDEVUS PHARMACEUTICALS INC   NOTE  6.250% 7/1 454072AC3  37,774 30,280,000 PRN       SOLE      N/A                      30,280,000
INDEVUS PHARMACEUTICALS INC   COM              454072109   3,862    558,840 SH        SOLE      N/A      558,840
INTUITIVE SURGICAL INC        COM NEW          46120E602   1,035      4,500 SH        SOLE      N/A        4,500
INVERNESS MED INNOVATIONS IN  COM              46126P106   6,937    125,400 SH        SOLE      N/A      125,400
INVITROGEN CORP               COM              46185R100   1,226     15,000 SH        SOLE      N/A       15,000
ISHARES TR                    NASDQ BIO INDX   464287556     374      4,500 SH        SOLE      N/A        4,500
ISIS PHARMACEUTICALS INC      COM              464330109     704     47,000 SH        SOLE      N/A       47,000
ISOLAGEN INC                  COM              46488N103      91     34,310 SH        SOLE      N/A       34,310
KINETIC CONCEPTS INC          COM NEW          49460W208     141      2,500 SH        SOLE      N/A        2,500
KING PHARMACEUTICALS INC      COM              495582108     762     65,000 PUT       SOLE      N/A       65,000
LIFEPOINT HOSPITALS INC       COM              53219L109     900     30,000 SH        SOLE      N/A       30,000
LIGAND PHARMACEUTICALS INC    CL B             53220K207   2,275    425,942 SH        SOLE      N/A      425,942
MGI PHARMA INC                COM              552880106   3,909    140,717 SH        SOLE      N/A      140,717
MANOR CARE INC NEW            COM              564055101  20,705    321,500 SH        SOLE      N/A      321,500
MAXYGEN INC                   COM              577776107   4,145    608,640 SH        SOLE      N/A      608,640
MEDAREX INC                   COM              583916101   1,331  2,476,900 CALL      SOLE      N/A    2,476,900
MEDAREX INC                   COM              583916101     510  1,350,000 PUT       SOLE      N/A    1,350,000
MEDCO HEALTH SOLUTIONS INC    COM              58405U102       9        100 SH        SOLE      N/A          100
MEDICURE INC                  COM              58469E101     731    648,430 SH        SOLE      N/A      648,430


MEDIVATION INC                COM              58501N101  13,659    681,233 SH        SOLE      N/A      681,233
MEDTRONIC INC                 COM              585055106   2,679     47,500 SH        SOLE      N/A       47,500
MIDDLEBROOK PHARMACEUTICAL I  COM              596087106     451    188,000 SH        SOLE      N/A      188,000
MILLENNIUM PHARMACEUTICALS I  COM              599902103      88      8,644 SH        SOLE      N/A        8,644
MYLAN LABS INC                COM              628530107   8,701    545,200 SH        SOLE      N/A      545,200
NEKTAR THERAPEUTICS           COM              640268108     415     47,000 SH        SOLE      N/A       47,000
NEUROCRINE BIOSCIENCES INC    COM              64125C109   7,373    737,336 SH        SOLE      N/A      737,336
NEUROCHEM INC                 COM              64125K101     482    174,300 SH         SOLE      N/A      174,300
NITROMED INC                  COM              654798503     408    231,740 SH        SOLE      N/A      231,740
NORTHFIELD LABS INC           COM              666135108     221    114,000 SH        SOLE      N/A      114,000
NOVACEA INC                   COM              66987B103   4,515    563,717 SH        SOLE      N/A      563,717
NOVAVAX INC                   COM              670002104     448    124,787 SH        SOLE      N/A      124,787
NOVEN PHARMACEUTICALS INC     COM              670009109     449     28,200 SH        SOLE      N/A       28,200
NXSTAGE MEDICAL INC           COM              67072V103   5,448    376,000 CALL      SOLE      N/A      376,000
NXSTAGE MEDICAL INC           COM              67072V103     826     57,000 SH        SOLE      N/A       57,000
OSI PHARMACEUTICALS INC       COM              671040103   1,869     55,000 SH        SOLE      N/A       55,000
ONYX PHARMACEUTICALS INC      COM              683399109   6,032    138,598 SH        SOLE      N/A      138,598
OPTIMER PHARMACEUTICALS INC   COM              68401H104   6,508    783,115 SH        SOLE      N/A      783,115
OSCIENT PHARMACEUTICALS CORP  NOTE  3.500% 4/1 68812RAC9   4,442  7,465,000 PRN       SOLE      N/A                       7,465,000
PDL BIOPHARMA INC             COM              69329Y104   4,063    188,000 CALL      SOLE      N/A      188,000
PANACOS PHARMACEUTICALS INC   COM              69811Q106      96     60,000 SH        SOLE      N/A       60,000
PENWEST PHARMACEUTICALS CO    COM              709754105   9,053    822,230 SH        SOLE      N/A      822,230
PERRIGO CO                    COM              714290103     602     28,200 SH        SOLE      N/A       28,200
PHARMACEUTICAL PROD DEV INC   COM              717124101   1,063     30,000 PUT       SOLE      N/A       30,000
PHARMACEUTICAL PROD DEV INC   COM              717124101   2,056     28,000 SH        SOLE      N/A       28,000
POWERSHARES QQQ TRUST         UNIT SER 1       73935A104     514     10,000 SH        SOLE      N/A       10,000
POZEN INC                     COM              73941U102  11,712  1,058,940 SH        SOLE      N/A    1,058,940
PROGENICS PHARMACEUTICALS IN  COM              743187106   3,118    141,000 SH        SOLE      N/A      141,000
PROGENICS PHARMACEUTICALS IN  COM              743187106  25,707  1,021,669 SH        SOLE      N/A    1,021,669
QUEST DIAGNOSTICS INC         COM              74834L100   1,155     20,000 CALL      SOLE      N/A       20,000
QUEST DIAGNOSTICS INC         COM              74834L100      46        800 SH        SOLE      N/A          800
REGENERON PHARMACEUTICALS     COM              75886F107     837     47,000 SH        SOLE      N/A       47,000
RENOVIS INC                   COM              759885106   3,628    940,000 SH        SOLE      N/A      940,000
SPDR TR                       UNIT SER 1       78462F103  20,675    135,500 SH        SOLE      N/A      135,500
SALIX PHARMACEUTICALS INC     COM              795435106     118      9,500 SH        SOLE      N/A        9,500
SAVIENT PHARMACEUTICALS INC   COM              80517Q100   2,735    188,000 PUT       SOLE      N/A      188,000
SCHERING PLOUGH CORP          COM              806605101   1,279     40,438 SH        SOLE      N/A       40,438
SPECTRUM PHARMACEUTICALS INC  COM              84763A108   1,150    272,600 SH        SOLE      N/A      272,600
SYNTA PHARMACEUTICALS CORP    COM              87162T206   5,242    794,206 SH        SOLE      N/A      794,206
TELIK INC                     COM              87959M109   2,342    804,727 SH        SOLE      N/A      804,727


TEVA PHARMACEUTICAL INDS LTD  ADR              881624209   9,290    208,900 SH        SOLE      N/A      208,900
TITAN PHARMACEUTICALS INC DE  COM              888314101   3,188  1,504,000 SH        SOLE      N/A    1,504,000
UNITED THERAPEUTICS CORP DEL  COM              91307C102   6,255     94,000 PUT       SOLE      N/A       94,000
UNITED THERAPEUTICS CORP DEL  COM              91307C102  12,510    188,000 SH        SOLE      N/A      188,000
UNITEDHEALTH GROUP INC        COM              91324P102  15,774    325,700 SH        SOLE      N/A      325,700
VANDA PHARMACEUTICALS INC     COM              921659108     262     18,800 SH        SOLE      N/A       18,800
VERTEX PHARMACEUTICALS INC    COM              92532F100     363      9,440 SH        SOLE      N/A        9,440
VISION-SCIENCES INC DEL       COM              927912105   1,484    727,222 SH        SOLE      N/A      727,222
VIVUS INC                     COM              928551100   7,859  1,584,409 SH        SOLE      N/A    1,584,409
XTL BIOPHARMACEUTICALS LTD    SPONSORED ADR    98386D109   3,550  1,723,475 SH        SOLE      N/A    1,723,475
YM BIOSCIENCES INC            COM              984238105     943    612,046 SH        SOLE      N/A      612,046

                            128                         569,900


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:         128
Form 13F Information Table Value Total:         $569,900
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    NONE